Document and Entity Information	Aug. 26, 2022
Cover [Abstract]
Entity Incorporation State Country Code	DE
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0001888654
Document Type	8-K
Document Period End Date	Aug. 26, 2022
Entity Registrant Name	5E ADVANCED MATERIALS, INC.
Entity File Number	001-41279
Entity Tax Identification Number	87-3426517
Entity Address, Address Line One	19500 STATE HIGHWAY 249
Entity Address, Address Line Two	SUITE 125
Entity Address, City or Town	HOUSTON
Entity Address, Postal Zip Code	77070
City Area Code	(346)
Local Phone Number	439-9656
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	FEAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false